Property and equipment	12 Months Ended
Dec. 31, 2013
Property and equipment [Abstract]
Property and equipment
(6)	Property and equipment

Property and equipment consisted of the following (in thousands):

	December 31,
	2012	2013
Office and warehouse equipment	$323	$323
Computer equipment	978	1,003
Furniture and fixtures	524	524
Laboratory equipment	4,961	5,035
Leasehold improvements	6,898	6,908
	13,684	13,793
Less accumulated depreciation	(13,072)	(13,339)
	$612	$454